SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2017	May 31, 2016	Feb. 28, 2017	Feb. 29, 2016
Summary Of Significant Accounting Policies Details Narrative
Research and development costs	$ 189,444	$ 271,123	$ 1,009,134	$ 1,360,739